INVENTORIES - Composition of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [Abstract]
Raw materials	$ 52,617	$ 52,157
Work in process	29,927	30,017
Finished goods	81,605	88,307
Parts and supplies	20,788	20,194
Current inventories	$ 184,937	$ 190,675